Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Accumulated Other Comprehensive Income

NOTE 14. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Accumulated Other Comprehensive Income
December 31, 2015	$663,886	$(497,785)	$166,101
Other comprehensive loss	(76,608)	66,963	(9,645)
December 31, 2016	587,278	(430,822)	156,456
Other comprehensive loss	(146,545)	121,699	(24,846)
December 31, 2017	$440,733	$(309,123)	$131,610